Stockholder's Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Reserved Shares of Common Stock for Issuance
The Company has reserved shares of common stock for issuance as follows:

	September 30,	December 31,
	2024	2023
Options to purchase common stock	264,001	453,902
Unvested restricted stock	48,700	141,516
Stock available for grant under the 2020 Stock Option and Grant Plan	656,143	181,846
Stock available for issuance under the 2020 Employee Stock Purchase Plan	68,924	20,872

Total	1,037,768	798,136

The Company has reserved shares of common stock for issuance as follows:

	December 31,
	2023	2022
Unvested restricted stock	141,516	97,352
Options to purchase common stock	453,902	344,469
Stock available for grant under the 2020 Stock Option and Grant Plan	181,846	184,942
Stock available for issuance under the 2020 Employee Stock Purchase Plan	20,872	19,752

Total	798,136	646,515